Stockholders' Equity - Additional Information (Detail) - USD ($)								1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2023	Apr. 28, 2023	Oct. 21, 2022	Jun. 30, 2022	Jun. 17, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Oct. 31, 2023	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Sep. 07, 2023	Mar. 31, 2023	Feb. 22, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Common stock shares authorized											2,000,000,000	2,000,000,000
Common stock par or stated value per share											$ 0.01	$ 0.01
Preferred stock shares authorized											200,000,000	200,000,000
Preferred stock par or stated value per share											$ 0.01
Common stock shares issued							1,724,998				48,900,620	38,275,518							318,351
Number of days from the closing bid price of common stock					30 days
Number Of Grace Period Days Applicable To Regain Compliance					180 days						180 days
Due date declared to regain compliance					Dec. 14, 2022						Jun. 12, 2023
Proceeds from public offering							$ 13,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											346,875	296,875
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
Proceeds from Issuance of Warrants	$ 16,975,331											$ 60,000,570
Class of warrant or right number of securities called by warrants or rights											24,524,734
Preferred stock shares outstanding											811,878	811,878
Description of the reverse stock split arrangement		1-for-15
Stock repurchase program repurchase amount1											$ 2,504,498	$ 2,504,498	$ 5,885,727	[1]
Stock repurchase program number of shares repurchased											807,347		3,444,536
Stock repurchase program, authorized amount																$ 10,000,000
Stock repurchase program pershare of shares repurchased1											$ 3.1	$ 1.71
Warrant exercised amount											$ 0	$ 0	$ 1,521,738
Common stock shares issued upon exercise of warrants											1,100,000
Class A Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised											$ 0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															736,000
Class of warrant or right number of securities called by warrants or rights											2,867
Class B Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued				31,150,000						31,150,000
Proceeds From Warrants Exercised				$ 21,805,000							$ 0	0	0
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 24
Class of warrant or right number of securities called by warrants or rights											786,800
Class C Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised											$ 0	$ 0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												2,391,323
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 8.25
Proceeds from Issuance of Warrants						$ 45,999,999
Class of warrant or right number of securities called by warrants or rights									1,480,000		1,347,267
Repurchase of warrant								35,869,862	22,200,000
Warrant exercised amount								$ 669,570	$ 414,400
Class D Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised											$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												803,333
Class of warrant or right number of securities called by warrants or rights									1,100,000		173,334
Repurchase of warrant								12,049,995
Warrant exercised amount								$ 184,768
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,447,184
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.99
Class of warrant or right, issued during period	6,033,333
Warrants Issued Prefunded											1,100,000
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right issued							552,000
Proceeds From Warrants Exercised							$ 68,999,920
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 20.625
Class of warrant or right, issued during period							115,000
Class of warrant or right number of securities called by warrants or rights											291,194
May 2022 Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued						2,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.3125
Class of warrant or right, issued during period						139,394
Class E Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2
Proceeds from Issuance of Warrants											$ 2,066,666
Class of warrant or right number of securities called by warrants or rights											3,166,666
Class of warrants or rights exercised during the period								0			1,033,333	4,300,000	0
Class F Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued											0
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.3
Class of warrant or right number of securities called by warrants or rights											9,523,900
Class G Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued											0
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.3
Class of warrant or right number of securities called by warrants or rights											9,523,900
Stock Issuance Unit Purchase Price											$ 6.29
IPO [Member]
Class of Stock [Line Items]
Common stock shares issued	8,499,999																3,287,062
Shares Issued						5,575,757
Shares issued, price per share						$ 8.25	$ 18.75
IPO 1 [Member]
Class of Stock [Line Items]
Common stock shares issued											8,423,900
IPO 2 [Member]
Class of Stock [Line Items]
Common stock shares issued											1,100,000
Common Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											346,875	296,875
Description of the reverse stock split arrangement		one-for-fifteen
Warrant exercised amount									$ 253,000
Common Stock [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															11,040,000
Class of warrant or right number of securities called by warrants or rights																		36,800
Common Stock [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Repurchase of warrant									16,500,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued							736,000
Common Stock [Member] | Private Placement [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period										2,076,667
Minimum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.5						$ 10.5
Minimum [Member] | Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 30
Maximum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 24						$ 24
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued							2,874,997
Shares issued, price per share							$ 24
Proceeds from public offering												$ 12,095,255
XNCM [Member]
Class of Stock [Line Items]
Share Price					$ 1
Eight Point Seven Five Percentage Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share											$ 25	$ 25
Dividends, preferred stock											$ 1,736,415	$ 1,736,562	$ 1,740,983
Preferred stock shares issued											795,878
Dividends, preferred stock per share													$ 0.1640625
Preferred stock shares outstanding								795,878			795,878	795,878	795,878
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share											$ 0.01	$ 0.01
Preferred stock shares authorized											16,000	16,000
Preferred stock par or stated value per share											$ 0.01	$ 0.01
Preferred stock shares issued											16,000	16,000
Shares issued, price per share			$ 0.01
Preferred stock shares outstanding											16,000	16,000
Preferred stock voting rights			25,000
Percentage of voting rights			49.99%
Harry Vafias [Member] | Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share			$ 0.01
Preferred stock shares issued			16,000
Cash			$ 200,000

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)